LEASES - Disclosure of composition of right-of-use asset balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	$ 5,341	$ 7,381
Additions in respect of acquisition			$ 1,696
Balance at December 31	6,292	5,341	7,381
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	11,087	11,278	7,713
Additions during the year		338	2,048
Additions in respect of acquisition			1,722
Disposals		(786)	(462)
Other changes		257	257
Balance at December 31		11,087	11,278
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	(5,746)	(3,897)	(2,438)
Depreciation for the year		2,178	1,797
Disposals		(329)	(338)
Balance at December 31		(5,746)	(3,897)
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	5,341	7,368
Additions in respect of acquisition	1,519		1,696
Balance at December 31	6,292	5,341	7,368
Buildings | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	11,087	10,947	7,382
Additions during the year	1,653	338	2,048
Additions in respect of acquisition	1,512		1,722
Disposals		(455)	(462)
Other changes	249	257	257
Balance at December 31	14,501	11,087	10,947
Buildings | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	(5,746)	(3,579)	(2,186)
Depreciation for the year	2,463	2,167	1,731
Disposals		0	(338)
Balance at December 31	(8,209)	(5,746)	(3,579)
Technological equipment
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	0	13
Additions in respect of acquisition			0
Balance at December 31		0	13
Technological equipment | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	0	331	331
Additions during the year		0	0
Additions in respect of acquisition			0
Disposals		(331)	0
Other changes		0	0
Balance at December 31		0	331
Technological equipment | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Balance at January 1	$ 0	(318)	(252)
Depreciation for the year		11	66
Disposals		(329)	0
Balance at December 31		$ 0	$ (318)